Share capital - Number of share and share capital (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Share capital
Number of shares	9,964,344	9,964,344
Share capital	$ 24,910	$ 24,910
Issuance of shares in the normal course of business
Share capital
Number of shares	5,191,300	5,191,300
Share capital	$ 12,976	$ 12,976
Issuance of shares to Swvl Inc. shareholders
Share capital
Number of shares	3,411,410	3,411,410
Share capital	$ 8,529	$ 8,529
Issuance of shares to SPAC shareholders
Share capital
Number of shares	557,960	557,960
Share capital	$ 1,395	$ 1,395
Conversion of convertible notes
Share capital
Number of shares	645,018	645,018
Share capital	$ 1,613	$ 1,613
Issuance of shares to PIPE investors
Share capital
Number of shares	158,656	158,656
Share capital	$ 397	$ 397